Loans and Financing- Additional Information (Detail) R$ in Thousands		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Capital | R$		R$ 5,092,991		R$ 482,577	R$ 587,242	R$ 218,130
SRC companhia securitizadora de ceditos financeiros [member]
Disclosure of detailed information about borrowings [line items]
Revolving loan, discount rate equivalent to percentage of CDI Rate	103.00%
Revolving loan, maturity period	12 years
Accounts receivables from card issuers used as collateral, in equivalent amount of percentage of loan balance	106.00%
FIDCs AR [member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest		100.00%
FIDC AR 1 and AR 2 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest		106.80%
FIDC TAPSO [member]
Disclosure of detailed information about borrowings [line items]
Capital | $			$ 10,000
Benchmark return rate		118.00%
Bank borrowings [member] | UMBNDES + 4.0% per year [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, average interest		UMBNDES Rate + 4.0%
Average annual interest rate		4.00%	4.00%